BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amount
Subordinated Debt	$ 120,000	$ 120,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(1,537)	(1,688)
FHLB long-term advances	351	453
Other Long-term Debt	775	775
Total long-term debt	$ 119,589	$ 119,540
Average Rate [Abstract]
Debt, Weighted Average Interest Rate	5.13%	5.13%
Federal Home Loan Bank	1.43%	2.37%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate	5.15%	5.15%
Maturities of Long-term Debt [Abstract]
2013	$ 15
2014	15
2015	321
2016	0
2017	0
Thereafter	$ 119,238